Leases - Consolidated balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
ASSETS
Operating lease right-of-use assets, net	¥ 5,104	$ 801	¥ 10,801	$ 801
LIABILITIES
Short-term operating lease liabilities	2,589	406	5,911	406
Long-term operating lease liabilities	¥ 1,475	$ 231	¥ 4,048	$ 231